Segmented Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segmented Information [Abstract]
SEGMENTED INFORMATION

NOTE 15 — SEGMENTED INFORMATION

The Company currently operates in a single reportable operating segment, being the researching and developing pharmaceutical treatments for neurological diseases in the geographical areas of Canada and the United States of America. Geographic information for the United States and Canada as of September 30, 2024, and December 31, 2023, is as follows:

	As of September 30, 2024
	Canada	United States	Total
Non-current assets other than financial instruments	$432,885	$855	$433,740
	As of December 31, 2023
	Canada	United States	Total
Non-current assets other than financial instruments	$532,276	$1,455	$533,731

NOTE 14 — SEGMENTED INFORMATION

The Company currently operates in a single reportable operating segment, being the researching and developing pharmaceutical treatments for neurological diseases in the geographical areas of Canada and the United States of America. Geographic information for the United States and Canada as of December 31, 2023 and 2022 is as follows:

	As at December 31, 2023
	Canada	United States	Total
Non-current assets other than financial instruments	$532,276	$1,455	$533,731
	As at December 31, 2022
	Canada	United States	Total
Non-current assets other than financial instruments	$614,977	$3,233	$618,210